SCHEDULE OF DEFERRED TAX ASSETS (Details)	Sep. 30, 2024 USD ($)
Income Tax Disclosure [Abstract]
Net operating tax carry forwards	$ 4,329,384
Other	(0)
Gross deferred tax assets	4,329,384
Valuation allowance	(4,329,384)
Net deferred tax assets	$ (0)